Accrued Expenses and Other Liabilities (Tables)	3 Months Ended
Mar. 31, 2021
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	March 31,	December 31,
	2021	2020
Compensation and benefits	$3,185	$4,800
External research and development expenses	3,789	3,623
Professional services	1,869	1,795
Other liabilities	1,449	501
	$10,292	$10,719